Significant related parties transactions and balances	6 Months Ended
Jun. 30, 2025
Significant related parties transactions and balances
Significant related parties transactions and balances

14.Significant related parties transactions and balances

The following significant transactions with related parties took place at terms agreed between the parties during the financial period:

	For the six-month ended
	June 30,
	2024	2025
WhaleFin Technologies Limited
Revenue	344	15,074
Cost of revenue	(6)	(3,278)

Lead Accelerating Limited
Revenue	838	7,295

Proton Fund SPC
Revenue	—	3,162

Axiom AI Limited
Revenue	—	757

14.Significant related parties transactions and balances (Continued)

Amounts due from related parties

	As of	As of
	December 31,	June 30,
	2024	2025
Trade
Lead Accelerating Ltd	4,108	2,577

Non-trade
Amber AI Ltd	124	—
WhaleFin Technologies Ltd	1,657	9,377
WhaleFin Markets Ltd	5,501	5,545
Amber Custodian Services Ltd	15	141
Amber Global Ltd	—	350
Axiom AI Ltd	—	482

Amounts due to related parties

	As of	As of
	December 31,	June 30,
	2024	2025
Trade
Lead Accelerating Ltd	1,723	1,305
WhaleFin Technologies Ltd	8,245	5,004
Proton Fund SPC	—	4,403

Non-trade
Amber AI Ltd	5	3,633
Amber Technologies North America Ltd	7	901
Amber AI Service Ltd	—	713
Amber ALIR Holding Ltd	—	294
Amber Services NA	—	345